Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by the Dodd-Frank Act and the SEC’s implementing rules, we are providing the following information about the relationship between executive compensation actually paid and certain measures of financial performance. For further information concerning the Company’s compensation philosophy and how the Company seeks to align executive compensation with its performance, see the “Compensation Discussion and Analysis” section above.

The following table sets forth information concerning the compensation of our named executive officers (“NEOs”) for each of the fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021 and our financial performance for each fiscal year:

					Value of Initial Fixed $100 Investment Based on:
	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (in thousands) (7)	Diluted Earnings Per Common Share(8)
2025	$1,815,277	$1,715,098	$686,193	$634,901	$144.49	$159.02	$70,973	$6.19
2024	1,563,373	1,585,189	643,335	631,274	110.75	122.10	61,807	5.26
2023	1,779,242	1,648,996	636,394	566,591	107.03	100.08	67,800	5.61
2022	1,696,915	1,769,914	558,415	600,505	104.07	98.03	75,948	6.02
2021	1,671,003	1,838,211	525,616	612,134	100.94	113.59	74,627	5.46

(1)	Represents the total compensation of our principal executive officer (“PEO”), Joseph W. Turner, as reported in the Summary Compensation Table (“SCT”) for each year indicated. Refer to the “Summary Compensation Table” above. Mr. J. Turner served as our PEO during those years.

(2)	Represents the amount of “compensation actually paid” to Mr. J. Turner, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. J. Turner during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. J. Turner’s total compensation for each year to determine the compensation actually paid:

Reconciliation of PEO SCT Total and Compensation Actually Paid

	2025	2024	2023	2022	2021
Total compensation as reported in SCT	$1,815,277	$1,563,373	$1,779,242	$1,696,915	$1,671,003
Change in pension values reported in SCT for covered fiscal year	(138,000)	(3,000)	(157,000)	---	(14,000)
Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in covered fiscal year	36,000	37,000	43,000	40,000	39,000
Fair value of equity awards granted during covered fiscal year	(93,756)	(117,312)	(91,494)	(105,144)	(89,590)
Fair value of equity awards granted in covered fiscal year and that were unvested at end of such covered fiscal year - valued at year-end	124,410	112,866	130,806	110,370	103,075
Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(7,461)	(4,257)	(15,594)	19,565	102,823
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	(21,372)	(3,481)	(39,964)	8,208	25,900
Total compensation actually paid to PEO	$1,715,098	$1,585,189	$1,648,996	$1,769,914	$1,838,211

(3)	Represents the average of the total compensation of each of our non-PEO NEOs as reported in the SCT for each year indicated. The non-PEO NEOs included in this calculation for each year are as follows: William V. Turner, Rex A. Copeland, Kevin L. Baker and John M. Bugh.
(4)	Represents the average of the total compensation actually paid to our named non-PEO NEOs as reported in the SCT, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to the non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:

Reconciliation of Non-PEO NEOs SCT Total and Compensation Actually Paid

	2025	2024	2023	2022	2021
Total compensation as reported in SCT	$686,193	$643,335	$636,394	$558,415	$525,616
Change in pension values reported in SCT for covered fiscal year	(66,000)	(22,500)	(71,250)	---	(28,750)
Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in covered fiscal year	16,500	17,750	18,000	19,250	18,750
Fair value of equity awards granted during covered fiscal year	(52,287)	(65,424)	(51,026)	(74,814)	(63,580)
Fair value of equity awards granted in covered fiscal year and that were unvested at end of such covered fiscal year - valued at year-end	69,383	62,945	72,950	78,532	73,150
Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(4,530)	(2,413)	(11,033)	13,695	70,056
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	(14,358)	(2,419)	(27,444)	5,427	16,892
Total average compensation actually paid to non-PEO NEOs	$634,901	$631,274	$566,591	$600,505	$612,134

(5)	Represents the cumulative five-year total return to shareholders of our common stock and assumes that the value of the investment was $100 on December 31, 2020 and that the subsequent dividends were reinvested. The stock price performance included in this column is not necessarily indicative of future stock price performance.

(6)	Represents a cumulative five-year total return to shareholders of a peer group calculated using the same method described in footnote (5). For all years listed, the peer group used is the S&P U.S. BMI Banks Midwest Region Index.

(7)	Represents our reported net income reflected in the Company’s audited financial statements for each year indicated.
(8)	Represents our diluted earnings per common share, for each year indicated, which we believe represents the most important financial performance measure that was used to link compensation actually paid to our PEO and non-PEO NEOs for the most recent fiscal year to Company performance.

Company Selected Measure Name		diluted earnings per common share
Named Executive Officers, Footnote		Represents the total compensation of our principal executive officer (“PEO”), Joseph W. Turner, as reported in the Summary Compensation Table (“SCT”) for each year indicated. Refer to the “Summary Compensation Table” above. Mr. J. Turner served as our PEO during those years.
PEO Total Compensation Amount	[1]	$ 1,815,277	$ 1,563,373	$ 1,779,242	$ 1,696,915	$ 1,671,003
PEO Actually Paid Compensation Amount	[2]	$ 1,715,098	1,585,189	1,648,996	1,769,914	1,838,211
Adjustment To PEO Compensation, Footnote

Reconciliation of PEO SCT Total and Compensation Actually Paid

	2025	2024	2023	2022	2021
Total compensation as reported in SCT	$1,815,277	$1,563,373	$1,779,242	$1,696,915	$1,671,003
Change in pension values reported in SCT for covered fiscal year	(138,000)	(3,000)	(157,000)	---	(14,000)
Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in covered fiscal year	36,000	37,000	43,000	40,000	39,000
Fair value of equity awards granted during covered fiscal year	(93,756)	(117,312)	(91,494)	(105,144)	(89,590)
Fair value of equity awards granted in covered fiscal year and that were unvested at end of such covered fiscal year - valued at year-end	124,410	112,866	130,806	110,370	103,075
Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(7,461)	(4,257)	(15,594)	19,565	102,823
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	(21,372)	(3,481)	(39,964)	8,208	25,900
Total compensation actually paid to PEO	$1,715,098	$1,585,189	$1,648,996	$1,769,914	$1,838,211

Non-PEO NEO Average Total Compensation Amount	[3]	$ 686,193	643,335	636,394	558,415	525,616
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 634,901	631,274	566,591	600,505	612,134
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of Non-PEO NEOs SCT Total and Compensation Actually Paid

	2025	2024	2023	2022	2021
Total compensation as reported in SCT	$686,193	$643,335	$636,394	$558,415	$525,616
Change in pension values reported in SCT for covered fiscal year	(66,000)	(22,500)	(71,250)	---	(28,750)
Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in covered fiscal year	16,500	17,750	18,000	19,250	18,750
Fair value of equity awards granted during covered fiscal year	(52,287)	(65,424)	(51,026)	(74,814)	(63,580)
Fair value of equity awards granted in covered fiscal year and that were unvested at end of such covered fiscal year - valued at year-end	69,383	62,945	72,950	78,532	73,150
Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(4,530)	(2,413)	(11,033)	13,695	70,056
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	(14,358)	(2,419)	(27,444)	5,427	16,892
Total average compensation actually paid to non-PEO NEOs	$634,901	$631,274	$566,591	$600,505	$612,134

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following list presents the most important financial measures, as determined by the Compensation Committee, used by the Company to link compensation actually paid to our NEOs, for fiscal year 2025, to the Company’s performance:

●	Diluted earnings per common share

●	Comparison of actual performance to budgeted expectations

●	Return on average assets

●	Return on average tangible common equity

●	Pre-provision net revenue

●	Net interest margin

●	Net charge-off ratio

Total Shareholder Return Amount	[5]	$ 144.49	110.75	107.03	104.07	100.94
Peer Group Total Shareholder Return Amount	[6]	159.02	122.1	100.08	98.03	113.59
Net Income (Loss)	[7]	$ 70,973	$ 61,807	$ 67,800	$ 75,948	$ 74,627
Company Selected Measure Amount	[8]	6.19	5.26	5.61	6.02	5.46
PEO Name		Joseph W. Turner
Measure:: 1
Pay vs Performance Disclosure
Name		Diluted earnings per common share
Measure:: 2
Pay vs Performance Disclosure
Name		Comparison of actual performance to budgeted expectations
Measure:: 3
Pay vs Performance Disclosure
Name		Return on average assets
Measure:: 4
Pay vs Performance Disclosure
Name		Return on average tangible common equity
Measure:: 5
Pay vs Performance Disclosure
Name		Pre-provision net revenue
Measure:: 6
Pay vs Performance Disclosure
Name		Net interest margin
Measure:: 7
Pay vs Performance Disclosure
Name		Net charge-off ratio
PEO | Change in pension values reported in SCT for covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (138,000)	$ (3,000)	$ (157,000)		$ (14,000)
PEO | Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		36,000	37,000	43,000	40,000	39,000
PEO | Fair value of equity awards granted during covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(93,756)	(117,312)	(91,494)	(105,144)	(89,590)
PEO | Fair value of equity awards granted in covered fiscal year and that were unvested at end of such covered fiscal year - valued at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		124,410	112,866	130,806	110,370	103,075
PEO | Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,461)	(4,257)	(15,594)	19,565	102,823
PEO | Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(21,372)	(3,481)	(39,964)	8,208	25,900
Non-PEO NEO | Change in pension values reported in SCT for covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(66,000)	(22,500)	(71,250)		(28,750)
Non-PEO NEO | Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		16,500	17,750	18,000	19,250	18,750
Non-PEO NEO | Fair value of equity awards granted during covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(52,287)	(65,424)	(51,026)	(74,814)	(63,580)
Non-PEO NEO | Fair value of equity awards granted in covered fiscal year and that were unvested at end of such covered fiscal year - valued at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		69,383	62,945	72,950	78,532	73,150
Non-PEO NEO | Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,530)	(2,413)	(11,033)	13,695	70,056
Non-PEO NEO | Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (14,358)	$ (2,419)	$ (27,444)	$ 5,427	$ 16,892

[1]	Represents the total compensation of our principal executive officer (“PEO”), Joseph W. Turner, as reported in the Summary Compensation Table (“SCT”) for each year indicated. Refer to the “Summary Compensation Table” above. Mr. J. Turner served as our PEO during those years.
[2]	Represents the amount of “compensation actually paid” to Mr. J. Turner, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. J. Turner during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. J. Turner’s total compensation for each year to determine the compensation actually paid:
[3]	Represents the average of the total compensation of each of our non-PEO NEOs as reported in the SCT for each year indicated. The non-PEO NEOs included in this calculation for each year are as follows: William V. Turner, Rex A. Copeland, Kevin L. Baker and John M. Bugh.
[4]	Represents the average of the total compensation actually paid to our named non-PEO NEOs as reported in the SCT, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to the non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:
[5]	Represents the cumulative five-year total return to shareholders of our common stock and assumes that the value of the investment was $100 on December 31, 2020 and that the subsequent dividends were reinvested. The stock price performance included in this column is not necessarily indicative of future stock price performance.
[6]	Represents a cumulative five-year total return to shareholders of a peer group calculated using the same method described in footnote (5). For all years listed, the peer group used is the S&P U.S. BMI Banks Midwest Region Index.
[7]	Represents our reported net income reflected in the Company’s audited financial statements for each year indicated.
[8]	Represents our diluted earnings per common share, for each year indicated, which we believe represents the most important financial performance measure that was used to link compensation actually paid to our PEO and non-PEO NEOs for the most recent fiscal year to Company performance.